AQR FUNDS

Supplement dated September 20, 2011 (“Supplement”)

To the Class N Prospectus, dated May 1, 2011 (“Prospectus”)

of the AQR Global Equity Fund, AQR International Equity Fund, AQR

Diversified Arbitrage Fund, AQR Managed Futures Strategy Fund and

AQR Risk Parity Fund (the “Funds”)

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

The information in this Supplement updates information in, and should be read in conjunction with, the Funds’ Prospectus and SAI as supplemented.

The following is added as the second paragraph under the heading “Portfolio Holdings Disclosure” on page 68 of the Prospectus:

The Adviser may make available certain information about each Fund’s portfolio prior to the public dissemination of portfolio holdings, including, but not limited to, the Fund’s portfolio characteristics data; the Fund’s country, currency and sector exposures; and a Fund’s performance attribution, including contributors/detractors to Fund performance, by posting such information to the Fund’s website (www.aqrfunds.com) or upon reasonable request made to the Fund or the Adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated September 20, 2011 (“Supplement”)

To the Class I Prospectus, dated May 1, 2011 (“Prospectus”)

of the AQR Global Equity Fund, AQR International Equity Fund, AQR

Diversified Arbitrage Fund, AQR Managed Futures Strategy Fund and

AQR Risk Parity Fund (the “Funds”)

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

The information in this Supplement updates information in, and should be read in conjunction with, the Funds’ Prospectus and SAI as supplemented.

The following is added as the second paragraph under the heading “Portfolio Holdings Disclosure” on page 68 of the Prospectus:

The Adviser may make available certain information about each Fund’s portfolio prior to the public dissemination of portfolio holdings, including, but not limited to, the Fund’s portfolio characteristics data; the Fund’s country, currency and sector exposures; and a Fund’s performance attribution, including contributors/detractors to Fund performance, by posting such information to the Fund’s website (www.aqrfunds.com) or upon reasonable request made to the Fund or the Adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated September 20, 2011 (“Supplement”)

To the Class Y Prospectus, dated May 1, 2011 (“Prospectus”)

of the AQR Global Equity Fund and AQR International Equity Fund (the “Funds”)

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

The information in this Supplement updates information in, and should be read in conjunction with, the Funds’ Prospectus and SAI as supplemented.

The following is added as the second paragraph under the heading “Portfolio Holdings Disclosure” on page 26 of the Prospectus:

The Adviser may make available certain information about each Fund’s portfolio prior to the public dissemination of portfolio holdings, including, but not limited to, the Fund’s portfolio characteristics data; the Fund’s country, currency and sector exposures; and a Fund’s performance attribution, including contributors/detractors to Fund performance, by posting such information to the Fund’s website (www.aqrfunds.com) or upon reasonable request made to the Fund or the Adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE